CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jan. 31, 2018	Jan. 31, 2017
Statement of Financial Position [Abstract]
Current convertible notes payable, discount	$ 224,861	$ 112,323
Noncurrent convertible notes payable, discount	$ 50,800	$ 278,882
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	480,000,000	480,000,000
Common Stock, shares issued	6,839,274	2,981,660
Common Stock, shares outstanding	6,839,274	2,981,660
Series E preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series E preferred stock, authorized	20,000,000	20,000,000
Series E preferred stock, issued	1,000,000	1,000,000
Series E preferred stock, outstanding	1,000,000	1,000,000